TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
SCHEDULE OF DEFERRED TAXES

The following table presents summary of information concerning the Company’s deferred taxes as of December 31, 2022 and December 31, 2021.

December 31

	2022	2021
	U.S. dollars
	in thousands
In respect of:
Net operating loss carry forwards	57,618	51,070
Research and development expenses	4,710	4,310
Other timing differences	586	309
Less – valuation allowance	(62,914)	(55,690)
Net deferred tax assets	-	-

SCHEDULE OF CHANGES IN VALUATION ALLOWANCE

The changes in valuation allowance are comprised as follows:

	Year ended December 31,
	2022	2021
	(U.S. dollars in thousands)
Balance at the beginning of year	$55,690	$49,172
Additions during the year	7,224	6,158
Balance at end of year	$62,914	$55,690